OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2020	2019

Prepaid expenses	$6,495	$3,957
Government authorities	2,403	1,773
Prepayment to OEM	2,359	-
Foreign currency derivative contracts	2,285	170
Short-term lease deposits	231	195
Grants receivable from the OCS	103	-
Others	329	433

	$14,205	$6,528